INCOME TAXES (Narrative) (Details) $ in Thousands, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
INCOME TAXES
Income tax paid	$ 102,496			$ 289,529	$ 350,583
Valuation allowance	3,678			$ 1,238	$ 1,060	$ 816
Withholding income tax	$ 0
Statutory enterprise income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ (518,061)			$ 818,474	$ 3,056,889
State Administration of Taxation, China
INCOME TAXES
Statutory enterprise income tax rate	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ (447,100)			974,300	3,352,200
PRC state council, income tax rate	10.00%	10.00%	10.00%
HONG KONG
INCOME TAXES
Amount of profit for which rate of tax changes		$ 2
Minimum income tax rate	8.25%	8.25%	8.25%
Maximum income tax rate	16.50%	16.50%	16.50%
Outside PRC
INCOME TAXES
Statutory enterprise income tax rate	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ 71,000			$ 155,800	$ 295,300
Xinjiang Daqo
INCOME TAXES
Income tax paid | ¥			¥ 0.1
Percentage of distributable profit recorded as deferred tax liability				15.50%	40.24%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%
Minimum dividend distribution (in percent)	30.00%
Inner Mongolia Daqo New Energy
INCOME TAXES
Preferential tax rate	15.00%	15.00%	15.00%	15.00%
Chongqing Daqo New Energy Co., Ltd
INCOME TAXES
Valuation allowance	$ 4,900			$ 18,700	$ 19,200
Inner Mongolia Daqo Semiconductor Co., Ltd
INCOME TAXES
Preferential tax rate	15.00%	15.00%	15.00%	15.00%